GOODWILL AND INTANGIBLE ASSETS (Details-Goodwill)	Sep. 30, 2021 USD ($)
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance	$ 8,380,504
Ending balance	12,758,924
Goodwill [Member]
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance	8,380,504
Ending balance	$ 12,758,924